Share-based Issuances (Tables)	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Schedule of stock option activity

	Options	Weighted Average Exercise Price
Outstanding - December 31, 2022	1,663,173	$2.45
Granted	200,200	0.94
Forfeited/canceled	(206,454)	1.51
Exercised	–	–
Outstanding - September 30, 2023	1,656,919	$2.38

Schedule of options outstanding and exercisable
	Options Outstanding			Options Exercisable
Exercise Prices	Number	Price	Life*	Number	Price*
$2.70	22,264	$2.70	0.75	22,264	$2.70
$2.90	53,128	$2.90	4.11	53,128	$2.90
$4.26	171,197	$4.26	5.73	171,197	$4.26
$2.79	772,194	$2.79	7.23	553,122	$2.79
$1.79	198,750	$1.79	7.87	68,437	$1.79
$1.21	389,386	$1.21	8.95	292,039	$1.21
$0.40	50,000	$0.40	9.69	–	$0.40
Total - September 30, 2023	1,656,919	$2.38		1,160,187	$2.59

*	Price and Life reflect the weighted average exercise price and weighted average remaining contractual life, respectively.

Schedule of restricted stock units outstanding

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding - December 31, 2022	563,859	$2.14
Granted	37,500	1.24
Forfeited/canceled	(118,350)	1.83
Vested/issued	(195,759)	1.83
Outstanding - September 30, 2023	287,250	$2.37

Schedule of warrant outstanding

	Warrants	Weighted Average Exercise Price
Outstanding - December 31, 2022	4,472,099	$4.62
Granted	950,000	0.61
Forfeited/canceled	–	–
Exercised	–	–
Outstanding - September 30, 2023	5,422,099	$3.84